Expected Credit Losses - Schedule of Expense of Allowances Constituted for Credit Risk and Expected Credit Losses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Evaluation Individual [Member]
Loans to Banks
Expense of allowances established for credit risk	$ 25,846	$ 25,598	$ (28,415)
Evaluation Group [Member]
Loans to Banks
Expense of allowances established for credit risk	436,277	395,612	350,244
Subtotal [Member]
Loans to Banks
Expense of allowances established for credit risk	462,123	421,210	321,829
Contingent loans
Impairments for credit risk from financial assets at fair value through other comprehensive income	4,412	1,009	(2,754)
Recovery of written-off loans
Total Expected Credit Losses	394,862	352,706	201,944
Loans and advances to Banks [Member] | Evaluation Individual [Member]
Loans to Banks
Allowances established		559
Allowances released	(154)		(270)
Subtotal	(154)	559	(270)
Loans and advances to Banks [Member] | Evaluation Group [Member]
Loans to Banks
Allowances established
Allowances released
Subtotal
Loans and advances to Banks [Member] | Subtotal [Member]
Loans to Banks
Allowances established		559
Allowances released	(154)		(270)
Subtotal	(154)	559	(270)
Commercial loans [Member] | Evaluation Individual [Member]
Loans to Banks
Allowances established	26,000	25,039
Allowances released			(28,145)
Subtotal	26,000	25,039	(28,145)
Commercial loans [Member] | Evaluation Group [Member]
Loans to Banks
Allowances established	63,617	66,749	65,734
Allowances released
Subtotal	63,617	66,749	65,734
Commercial loans [Member] | Subtotal [Member]
Loans to Banks
Allowances established	89,617	91,788	65,734
Allowances released			(28,145)
Subtotal	89,617	91,788	37,589
Residential Mortgage Loans [Member] | Evaluation Individual [Member]
Loans to Banks
Allowances established
Allowances released
Subtotal
Residential Mortgage Loans [Member] | Evaluation Group [Member]
Loans to Banks
Allowances established	10,326	4,976	(8,422)
Allowances released
Subtotal	10,326	4,976	(8,422)
Residential Mortgage Loans [Member] | Subtotal [Member]
Loans to Banks
Allowances established	10,326	4,976	(8,422)
Allowances released
Subtotal	10,326	4,976	(8,422)
Consumer loans [Member] | Evaluation Individual [Member]
Loans to Banks
Allowances established
Allowances released
Subtotal
Consumer loans [Member] | Evaluation Group [Member]
Loans to Banks
Allowances established	362,334	323,887	292,932
Allowances released
Subtotal	362,334	323,887	292,932
Consumer loans [Member] | Subtotal [Member]
Loans to Banks
Allowances established	362,334	323,887	292,932
Allowances released
Subtotal	362,334	323,887	292,932
Contingent loans [Member] | Subtotal [Member]
Contingent loans
Loans to banks
Commercial loans	2,716	(5,258)	(15,670)
Consumer loans	(3,006)	1,058	(38,205)
Subtotal [Member] | Subtotal [Member]
Contingent loans
Expenses of provisions for contingent loans	(290)	(4,200)	(53,875)
Recovery of written-off credits [Member] | Subtotal [Member]
Loans to Banks
Subtotal	(71,383)	(65,313)	(63,256)
Contingent loans
Loans to banks
Commercial loans	(18,127)	(19,752)	(19,660)
Consumer loans	(45,275)	(38,620)	(31,880)
Recovery of written-off loans
Residential mortgage loans	$ (7,981)	$ (6,941)	$ (11,716)